SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLIERS
Schedule of suppliers

	12/31/2021	12/31/2020
Current
Goods, Materials and Services	2,602,086	2,612,668
Energy Purchased for Resale	1,381,544	1,275,170
CCEE - Short-term energy	47,902	16,213
	4,031,532	3,904,051

Non-current
Goods, Materials and Services	16,555	16,556
	16,555	16,556
Total	4,048,087	3,920,607